UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07537

Name of Fund:	Royce Capital Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LP

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2018

Date of reporting period: 9/30/2018

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO SEPTEMBER 30, 2018 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 95.3%

Communication Services – 1.5%
Diversified Telecommunication Services - 0.7%
ORBCOMM [1]	117,500	$1,276,050

Interactive Media & Services - 0.8%
QuinStreet [1]	121,400	1,647,398

Total		2,923,448

Consumer Discretionary – 14.3%
Auto Components - 3.0%
Fox Factory Holding [1]	19,800	1,386,990
Standard Motor Products	27,500	1,353,550
Stoneridge [1]	65,600	1,949,632
Unique Fabricating	153,300	1,241,730

		5,931,902

Hotels, Restaurants & Leisure - 2.1%
Century Casinos [1]	26,700	199,182
Del Taco Restaurants [1]	121,400	1,433,734
Lindblad Expeditions Holdings [1]	41,000	609,670
Red Lion Hotels [1]	161,800	2,022,500

		4,265,086

Household Durables - 1.5%
Cavco Industries [1]	6,004	1,519,012
Lovesac Company [1,2]	60,000	1,498,800

		3,017,812

Internet & Direct Marketing Retail - 0.6%
Gaia Cl. A [1]	82,700	1,273,580

Leisure Products - 1.7%
MCBC Holdings [1]	55,917	2,006,302
Nautilus [1]	106,900	1,491,255

		3,497,557

Specialty Retail - 4.2%
Build-A-Bear Workshop [1]	146,300	1,324,015
Citi Trends	50,786	1,461,113
Francesca’s Holdings [1]	230,300	854,413
Haverty Furniture	69,500	1,535,950
Kirkland’s [1]	122,200	1,232,998
Shoe Carnival	49,800	1,917,300

		8,325,789

Textiles, Apparel & Luxury Goods - 1.2%
Culp	30,649	741,706
Vera Bradley [1]	109,900	1,677,074

		2,418,780

Total		28,730,506

Consumer Staples – 2.2%
Beverages - 0.7%
Primo Water [1]	75,300	1,359,165

Food Products - 1.5%
Farmer Bros. [1]	47,800	1,261,920
John B. Sanfilippo & Son	19,800	1,413,324
Landec Corporation [1]	21,200	305,280

		2,980,524

Total		4,339,689

Energy – 5.6%
Energy Equipment & Services - 4.5%
Computer Modelling Group	133,400	872,705
Gulf Island Fabrication	92,634	921,708
Independence Contract Drilling [1]	316,500	1,563,510
Natural Gas Services Group [1]	60,800	1,282,880
Newpark Resources [1]	153,500	1,588,725
Profire Energy [1]	423,729	1,351,696
Total Energy Services	123,500	1,038,370
Trican Well Service [1]	245,800	439,591

		9,059,185

Oil, Gas & Consumable Fuels - 1.1%
Ardmore Shipping [1]	205,800	1,337,700
Panhandle Oil and Gas Cl. A	40,500	747,225

		2,084,925

Total		11,144,110

Financials – 14.7%
Banks - 7.1%
Allegiance Bancshares [1]	31,200	1,301,040
BayCom Corporation [1]	30,582	815,928
Blue Hills Bancorp	76,400	1,841,240
Brookline Bancorp	64,200	1,072,140
Caribbean Investment Holdings [1]	1,751,547	422,349
County Bancorp	50,200	1,260,020
HarborOne Bancorp [1]	77,200	1,476,064
HomeTrust Bancshares [1]	47,700	1,390,455
Investar Holding	38,000	1,020,300
Midway Investments [1,3]	1,751,577	0
Stewardship Financial	92,000	975,200
TriState Capital Holdings [1]	53,472	1,475,827
Two River Bancorp	72,400	1,255,416

		14,305,979

Capital Markets - 3.5%
B. Riley Financial	65,100	1,474,515
Canaccord Genuity Group	291,800	1,558,797
Gluskin Sheff + Associates	117,300	1,354,946
Silvercrest Asset Management Group Cl. A	103,900	1,439,015
Westwood Holdings Group	23,427	1,212,113

		7,039,386

Diversified Financial Services - 0.2%
Waterloo Investment Holdings [1,3]	1,302,000	390,600

Insurance - 1.1%
Health Insurance Innovations Cl. A [1,2]	34,900	2,151,585

Thrifts & Mortgage Finance - 2.8%
Federal Agricultural Mortgage	16,300	1,176,534
PCSB Financial	74,200	1,509,228
Territorial Bancorp	45,900	1,356,345
Western New England Bancorp	147,154	1,589,263

		5,631,370

Total		29,518,920

Health Care – 11.7%
Biotechnology - 2.4%
BioSpecifics Technologies [1]	30,000	1,754,700
Progenics Pharmaceuticals [1]	215,200	1,349,304
Zealand Pharma [1,2]	101,258	1,658,494

		4,762,498

Health Care Equipment & Supplies - 5.1%
AtriCure [1]	53,900	1,888,117
Chembio Diagnostics [1]	142,400	1,495,200
CryoLife [1]	54,089	1,903,933
OrthoPediatrics Corporation [1,2]	41,200	1,509,568
Surmodics [1]	25,678	1,916,863
Tactile Systems Technology [1,2]	20,100	1,428,105

		10,141,786

Life Sciences Tools & Services - 2.3%
Harvard Bioscience [1]	321,568	1,688,232
NeoGenomics [1]	99,400	1,525,790
Quanterix Corporation [1,2]	67,800	1,452,276

		4,666,298

Pharmaceuticals - 1.9%
BioDelivery Sciences International [1]	145,400	407,120
Corium International [1,2]	134,400	1,278,144
Correvio Pharma [1]	113,100	454,662
Paratek Pharmaceuticals [1]	107,700	1,044,690
Tetraphase Pharmaceuticals [1,2]	235,200	649,152

		3,833,768

Total		23,404,350

Industrials – 20.2%
Aerospace & Defense - 1.3%
Astronics Corporation [1]	28,545	1,241,708
CPI Aerostructures [1]	174,344	1,455,772

		2,697,480

Commercial Services & Supplies - 1.9%
Acme United	57,265	1,218,599
Heritage-Crystal Clean [1]	52,834	1,128,006
Viad Corporation	24,100	1,427,925

		3,774,530

Construction & Engineering - 1.4%
Construction Partners Cl. A [1]	85,400	1,033,340
Northwest Pipe [1]	86,700	1,712,325

		2,745,665

Electrical Equipment - 1.3%
American Superconducter [1,2]	190,600	1,324,670
Encore Wire	27,200	1,362,720

		2,687,390

Industrial Conglomerates - 0.7%
Raven Industries	30,500	1,395,375

Machinery - 9.0%
Alimak Group	91,600	1,292,464
Exco Technologies	156,700	1,146,452
FreightCar America [1]	79,691	1,280,634
Global Brass and Copper Holdings	39,900	1,472,310
Graham Corporation	69,520	1,958,379
Greenbrier Companies (The)	20,700	1,244,070
Kadant	13,831	1,491,673
Kornit Digital [1,2]	87,600	1,918,440
Lindsay Corporation	14,200	1,423,408
Luxfer Holdings	36,800	855,600
Lydall [1]	38,900	1,676,590
Sun Hydraulics	21,100	1,155,858
Twin Disc [1]	42,100	969,984
Westport Fuel Systems [1]	45,161	135,483

		18,021,345

Marine - 0.6%
Clarkson	38,100	1,340,808

Professional Services - 3.3%
CRA International	22,106	1,110,163
GP Strategies [1]	72,908	1,228,500
Heidrick & Struggles International	33,500	1,133,975
Kforce	40,900	1,537,840
Resources Connection	96,054	1,594,496

		6,604,974

Road & Rail - 0.7%
Marten Transport	64,041	1,348,063

Total		40,615,630

Information Technology – 19.4%
Communications Equipment - 1.0%
Digi International [1]	95,700	1,287,165
EMCORE Corporation [1]	134,300	637,925

		1,925,090

Electronic Equipment, Instruments & Components - 6.0%
Airgain [1,2]	63,500	834,390
CUI Global [1]	298,762	666,239
Electro Scientific Industries [1]	77,500	1,352,375
ePlus [1]	13,792	1,278,518
Fabrinet [1]	30,769	1,423,374
Mesa Laboratories	8,200	1,522,084
nLIGHT [1]	14,800	328,708
Novanta [1]	18,800	1,285,920
PC Connection	45,900	1,785,051
Vishay Precision Group [1]	43,500	1,626,900

		12,103,559

IT Services - 1.0%
Cass Information Systems	21,040	1,370,125
Computer Task Group [1]	137,342	716,925

		2,087,050

Semiconductors & Semiconductor Equipment - 6.7%
Adesto Technologies [1,2]	172,100	1,023,995
Aehr Test Systems [1]	281,100	624,042
Brooks Automation	39,200	1,373,176
CyberOptics Corporation [1]	9,900	199,980
Everspin Technologies [1,2]	92,500	710,400
NeoPhotonics Corporation [1]	211,500	1,755,450
Nova Measuring Instruments [1]	50,000	1,315,500
PDF Solutions [1,2]	63,600	574,308
Photronics [1]	195,000	1,920,750
Rudolph Technologies [1]	52,793	1,290,789
Silicon Motion Technology ADR	26,900	1,444,530
Ultra Clean Holdings [1]	103,200	1,295,160

		13,528,080

Software - 3.5%
Agilysys [1]	76,800	1,251,840
Amber Road [1]	162,300	1,561,326
Attunity [1]	118,200	2,232,798
QAD Cl. A	31,700	1,795,805
SeaChange International [1]	55,600	99,524

		6,941,293

Technology Hardware, Storage & Peripherals - 1.2%
AstroNova	43,700	943,920
Super Micro Computer [1,4]	65,911	1,354,471

		2,298,391

Total		38,883,463

Materials – 3.5%
Chemicals - 2.1%
FutureFuel Corporation	62,400	1,156,896
Quaker Chemical	7,088	1,433,265
Trecora Resources [1]	116,100	1,625,400

		4,215,561

Metals & Mining - 1.4%
Haynes International	41,970	1,489,935
Major Drilling Group International [1]	240,900	904,552
Schnitzer Steel Industries Cl. A	19,000	513,950

		2,908,437

Total		7,123,998

Real Estate – 2.2%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Community Healthcare Trust	49,600	1,536,608

Real Estate Management & Development - 1.4%
FRP Holdings [1]	23,440	1,455,624
Marcus & Millichap [1]	39,800	1,381,458

		2,837,082

Total		4,373,690

TOTAL COMMON STOCKS
(Cost $140,931,264)		191,057,804

REPURCHASE AGREEMENT – 4.6%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $9,330,327 (collateralized
by obligations of various U.S. Government
Agencies, 3.75% due 11/15/43, valued at $9,517,471)
(Cost $9,330,000)		9,330,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 3.5%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-1.9054%)
(Cost $7,040,027)		7,040,027

TOTAL INVESTMENTS – 103.4%
(Cost $157,301,291)		207,427,831

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.4)%		(6,855,041)

NET ASSETS – 100.0%		$200,572,790

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
SEPTEMBER 30, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.1%

Communication Services – 1.6%
Media - 1.6%
Saga Communications Cl. A	196,147	$7,090,714

Total		7,090,714

Consumer Discretionary – 11.6%
Auto Components - 3.2%
Cooper-Standard Holdings [1]	32,500	3,899,350
Gentex Corporation	285,816	6,133,611
Stoneridge [1]	157,761	4,688,657

		14,721,618

Automobiles - 0.5%
Thor Industries	26,600	2,226,420

Hotels, Restaurants & Leisure - 0.5%
Cheesecake Factory	40,215	2,153,111

Household Durables - 2.2%
Bassett Furniture Industries	44,821	952,446
Flexsteel Industries	84,439	2,511,216
La-Z-Boy	218,086	6,891,518

		10,355,180

Internet & Direct Marketing Retail - 1.0%
Nutrisystem	122,800	4,549,740

Specialty Retail - 3.3%
American Eagle Outfitters	161,565	4,011,659
Caleres	56,000	2,008,160
DSW Cl. A	134,891	4,570,107
Shoe Carnival	124,212	4,782,162

		15,372,088

Textiles, Apparel & Luxury Goods - 0.9%
Steven Madden	80,271	4,246,336

Total		53,624,493

Consumer Staples – 2.1%
Food & Staples Retailing - 2.1%
Village Super Market Cl. A	352,415	9,585,688

Total		9,585,688

Energy – 2.2%
Energy Equipment & Services - 2.2%
Helmerich & Payne	82,700	5,687,279
Unit Corporation [1]	175,113	4,563,445

Total		10,250,724

Financials – 24.0%
Banks - 11.9%
Ames National	185,182	5,046,209
Bar Harbor Bankshares	132,858	3,815,682
Camden National	169,995	7,384,583
City Holding Company	70,967	5,450,266
CNB Financial	206,226	5,951,682
Codorus Valley Bancorp	70,072	2,189,049
Financial Institutions	88,382	2,775,195
Landmark Bancorp	47,459	1,376,311
MidWestOne Financial Group	228,158	7,599,943
National Bankshares	133,539	6,069,348
Northrim BanCorp	120,139	4,991,775
Unity Bancorp	109,436	2,506,084

		55,156,127

Capital Markets - 3.7%
Federated Investors Cl. B	270,786	6,531,358
Houlihan Lokey Cl. A	114,781	5,157,111
Moelis & Company Cl. A	73,720	4,039,856
Pzena Investment Management Cl. A	136,150	1,298,871

		17,027,196

Insurance - 3.2%
James River Group Holdings	163,099	6,951,280
Kingstone Companies	119,288	2,266,472
Reinsurance Group of America	37,236	5,382,836

		14,600,588

Thrifts & Mortgage Finance - 5.2%
Genworth MI Canada	303,150	9,995,864
Southern Missouri Bancorp	82,008	3,056,438
Timberland Bancorp	121,332	3,790,412
TrustCo Bank Corp. NY	833,482	7,084,597

		23,927,311

Total		110,711,222

Health Care – 1.5%
Health Care Providers & Services - 1.5%
AMN Healthcare Services [1,2]	38,641	2,113,663
Ensign Group (The)	121,514	4,607,811

Total		6,721,474

Industrials – 22.5%
Aerospace & Defense - 0.1%
Magellan Aerospace	27,700	389,235

Airlines - 4.9%
Allegiant Travel	58,099	7,366,953
Hawaiian Holdings	254,355	10,199,636
Spirit Airlines [1]	109,232	5,130,627

		22,697,216

Building Products - 1.7%
American Woodmark [1]	21,943	1,721,428
Apogee Enterprises	143,647	5,935,494

		7,656,922

Commercial Services & Supplies - 3.2%
Herman Miller	179,903	6,908,275
Kimball International Cl. B	469,082	7,857,124

		14,765,399

Construction & Engineering - 0.5%
Comfort Systems USA	40,369	2,276,811

Electrical Equipment - 1.0%
EnerSys	52,700	4,591,751

Machinery - 5.6%
Alamo Group	52,128	4,775,446
Federal Signal	85,541	2,290,788
Miller Industries	366,587	9,861,190
Wabash National	500,803	9,129,639

		26,057,063

Professional Services - 4.0%
Heidrick & Struggles International	68,261	2,310,635
Kforce	113,097	4,252,447
Korn/Ferry International	115,671	5,695,640
Robert Half International	60,996	4,292,898
TrueBlue [1]	81,871	2,132,740

		18,684,360

Road & Rail - 1.5%
Old Dominion Freight Line	13,904	2,242,159
Saia [1]	27,861	2,129,974
Werner Enterprises	67,261	2,377,676

		6,749,809

Total		103,868,566

Information Technology – 25.6%
Electronic Equipment, Instruments & Components - 16.1%
Benchmark Electronics	293,835	6,875,739
Celestica [1]	906,972	9,822,507
Electro Scientific Industries [1]	547,689	9,557,173
Fabrinet [1]	148,360	6,863,134
Insight Enterprises [1]	210,302	11,375,235
Methode Electronics	254,915	9,227,923
PC Connection	232,717	9,050,364
Sanmina Corporation [1]	74,044	2,043,614
Vishay Intertechnology	458,299	9,326,385

		74,142,074

Semiconductors & Semiconductor Equipment - 8.5%
Advanced Energy Industries [1]	192,450	9,940,042
Cohu	152,015	3,815,576
Kulicke & Soffa Industries	455,126	10,850,204
MKS Instruments	38,391	3,077,039
Silicon Motion Technology ADR	93,200	5,004,840
Xcerra Corporation [1]	458,600	6,544,222

		39,231,923

Technology Hardware, Storage & Peripherals - 1.0%
Super Micro Computer [1,4]	234,483	4,818,626

Total		118,192,623

Real Estate – 1.5%
Real Estate Management & Development - 1.5%
Marcus & Millichap [1]	203,872	7,076,397

Total		7,076,397

Utilities – 0.5%
Gas Utilities - 0.5%
Star Group L.P.	233,760	2,283,835

Total		2,283,835

TOTAL COMMON STOCKS
(Cost $352,268,457)		429,405,736

REPURCHASE AGREEMENT – 7.8%
Fixed Income Clearing Corporation,
0.42% dated 9/28/18, due 10/1/18,
maturity value $35,932,258 (collateralized
by obligations of various U.S. Government
Agencies, 3.75% due 11/15/43, valued at $36,653,097)
(Cost $35,931,000)		35,931,000

TOTAL INVESTMENTS – 100.9%
(Cost $388,199,457)		465,336,736

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.9)%		(4,061,585)

NET ASSETS – 100.0%		$461,275,151

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at September 30, 2018.
[3]
Securities for which market quotations are not readily available represent 0.2% of net assets for Royce Micro-Cap Portfolio. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.

Tax Information:
At September 30, 2018, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized

	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$157,332,400	$50,095,431	$62,668,311	$12,572,880
Small-Cap Portfolio	389,320,723	76,016,013	86,255,988	10,239,975

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2018. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Micro-Cap Portfolio
Common Stocks	$189,312,733	$1,354,471	$390,600	$191,057,804
Cash Equivalents	7,040,027	9,330,000	–	16,370,027
Small-Cap Portfolio
Common Stocks	424,587,110	4,818,626	–	429,405,736
Cash Equivalents	–	35,931,000	–	35,931,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Funds recognize transfers between levels as of the end of the reporting period. For the nine months ended September 30, 2018, the Funds had securities transfer from Level 1 to Level 2 and from Level 2 to Level 1 within the fair value hierarchy:

	Transfers From	Transfers From
	Level 1 to Level 2	Level 2 to Level 1

Micro-Cap Portfolio	$1,354,471	$4,291,765
Small-Cap Portfolio	4,818,626	–

Level 3 Reconciliation:

			Realized	Unrealized
	Balance as of 12/31/17	Sales	Gain (Loss)	Gain (Loss)	Balance as of 9/30/18

Micro-Cap Portfolio
Common Stocks	$390,600	$0	$(46,911)	$46,911	$390,600

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	9/30/18	Technique(s)	Input(s)	Range Average	Input[1]

Micro-Cap Portfolio

Common Stocks	$390,600	Discounted Present Value Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at September 30, 2018 are overnight and continuous.

Securities Lending:

The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents, which are invested temporarily by the custodian, as well as non-cash collateral, which includes short and long-term U.S. Treasuries. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce. The market value of non-cash collateral held by the Funds at September 30, 2018 was $1,142,895 for Micro-Cap Portfolio and $52,554 for Small-Cap Portfolio.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, Royce Capital Fund

Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, Royce Capital Fund

Date: November 26, 2018

By:

/s/ Peter K. Hoglund

Peter K. Hoglund

Treasurer, Royce Capital Fund

Date: November 26, 2018